Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2014	2015
Computer equipment	$9,753	$20,177
Office equipment	1,282	3,073
Vehicles	35	34
Leasehold improvement	2,576	2,914
Less: accumulated depreciation	(3,794)	(10,440)
Exchange difference	84	501

	$9,936	$16,259

Depreciation expenses charged to the consolidated statements of operations for the years ended December 31, 2013, 2014 and 2015 were $842, $2,805 and $6,646, respectively.